AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 31, 2007.

SECURITIES ACT FILE NO. 333-135942

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933  ☒

PRE-EFFECTIVE AMENDMENT NO.  [    ]

POST-EFFECTIVE AMENDMENT NO. 2

LEGG MASON PARTNERS CALIFORNIA MUNICIPALS FUND, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

125 BROAD STREET, NEW YORK, NY 10004

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

1-800-451-2010

(REGISTRANT’S AREA CODE AND TELEPHONE NUMBER)

R. JAY GERKEN

LEGG MASON & CO., LLC

399 PARK AVENUE, 4TH FLOOR

NEW YORK, NY 10022

(NAME AND ADDRESS OF AGENT FOR SERVICE)

WITH COPIES TO:

DIANNE E. O’DONNELL, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019	ROBERT I. FRENKEL, ESQ. LEGG MASON & CO., LLC 300 FIRST STAMFORD PLACE STAMFORD, CT 06902

TITLE OF SECURITIES BEING REGISTERED:

Class A, Class B, Class C and Class I shares of the Registrant

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, as amended, pursuant to Section 24(f) under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith because of reliance upon Section 24(f).

Part A-Proxy Statement/Prospectus and Part B-Statement of Additional Information are incorporated by reference to the Registrant’s filing pursuant to Rule 497 under the Securities Act of 1933, as amended, filed on September 13, 2006.

1

PART C

OTHER INFORMATION

ITEM 15.	INDEMNIFICATION

Reference is hereby made to Paragraph 4 of the Distribution Agreement between the Registrant and CGMI (the “CGMI Distribution Agreement”), paragraph 7 of the Amendment to the CGMI Distribution Agreement and paragraph 9 of the Distribution Agreement between the Registrant and LMIS. The Directors and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the ‘Securities Act’) may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 16.	EXHIBITS

1(a) Registrant’s Articles of Incorporation dated February 16, 1984 are incorporated by reference to the Registration Statement.

1(b) Articles of Amendment dated August 26, 1987, December 14, 1988, November 4, 1992 and July 30, 1993, respectively, to Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement (“Post-Effective Amendment No. 18”).

1(c) Articles of Amendment dated October 14, 1994 are incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement (“Post-Effective Amendment No. 21”).

1(d) Form of Articles of Amendment to the Articles of Incorporation are incorporated by reference to Post-Effective No. 21.

1(e) Articles Supplementary dated November 2, 1992, to Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 18.

1(f) Form of Articles Supplementary to the Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 21.

1(g) Amendment to Registrant’s Articles of Incorporation dated June 1, 1998 is incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement filed on June 26, 1998 (“Post-Effective Amendment No. 25”).

1(h) Amendment to Registrant’s Articles of Incorporation dated April 7, 2006 is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement filed on June 27, 2006 (“Post-Effective Amendment No. 36”).

2(a) Registrant’s Amended and Restated By-Laws dated January 29, 2003 is incorporated by reference to Post-Effective Amendment No. 31.

2(b) Articles of Amendment dated April 29, 2004 are incorporated by reference to Post-Effective Amendment No. 32.

3 Not applicable.

4 Form of Agreement and Plan of Reorganization included in Part A of the Registration Statement on Form N-14 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

5 Registrant’s form of stock certificate is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement filed on October 23, 1992 (“Post-Effective Amendment No. 16”).

6 Management Agreement between the Registrant and Smith Barney Fund Management LLC (“SBFM”) dated December 1, 2005 is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement filed on June 27, 2006 (“Post-Effective Amendment No. 36”).

7(a) Form of Distribution Agreement with Citigroup Global Markets Inc. (“CGMI”) (formerly, Salomon Smith Barney Inc.) is incorporated by reference to Post-Effective Amendment No. 28.

7(b) Amendment to Distribution Agreement with CGMI is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement filed on June 27, 2006 (“Post-Effective Amendment No. 36”).

7(c) Amendment to Distribution Agreement between the Registrant and PFS Distributors Inc. (“PFS”) is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement filed on June 27, 2006 (“Post-Effective Amendment No. 36”).

7(d) Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC (“LMIS”) is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement filed on June 27, 2006 (“Post-Effective Amendment No. 36”).

8 Not applicable.

9 Form of Custodian Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement filed on June 27, 2006 (“Post-Effective Amendment No. 36”).

10(a) Amended Shareholder Services and Distribution Plan dated December 1, 2005 pursuant to Rule 12b-1 is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement filed on June 27, 2006 (“Post-Effective Amendment No. 36”).

10(b) Form of Registrant’s Rule 18f-3(d) Multiple Class Plan is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement filed on June 27, 2006 (“Post-Effective Amendment No. 36”).

11(a) Opinion and consent of Willkie Farr & Gallagher LLP as to the legality of the securities being registered is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

11(b) Opinion and consent of Venable LLP as to the legality of the securities being registered is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

12 Final opinion of Dechert LLP supporting the tax matters and consequences to shareholders discussed in the Proxy Statement/Prospectus is filed herewith.

13 Not applicable.

14 Consent of Independent Registered Public Accounting Firm is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

15 Not applicable.

16 Powers of Attorney are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(a) Form of Proxy Card is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(b) Statement of Additional Information of Legg Mason Partners California Municipals Fund, Inc. date June 28, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(c) Annual Report of Legg Mason Partners California Municipals Fund, Inc. for the year ended February 28, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(d) Prospectus and Statement of Additional Information of Salomon Brothers California Tax Free Bond Fund dated May 1, 2006 are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(e) Annual Report of Salomon Brothers California Tax Free Bond Fund for the year ended December 31, 2005 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(f) Amended Code of Ethics, amended as of September 13, 2005 — Citigroup Asset Management North America is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement filed on June 27, 2006 (“Post-Effective Amendment No. 36”).

17(g) Code of Ethics CGMI is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement filed on June 27, 2006 (“Post-Effective Amendment No. 36”).

17(h) Code of Ethics-PFS Distributors Inc. is incorporated by reference to Post-Effective Amendment No. 31.

17(i) Code of Ethics of LMIS is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement filed on June 27, 2006 (“Post-Effective Amendment No. 36”).

17(j) Transfer Agency Agreement date January 1, 2006 between the Registrant and PFPC Inc. is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement file on June 27, 2006 (“Post-Effective Amendment No. 36”).

17(k) License Agreement between the Registrant and Citigroup Inc. is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement file on June 27, 2006 (“Post-Effective Amendment No. 36”).

17(l) License Agreement between the Registrant and Legg Mason Properties, Inc. is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement file on June 27, 2006 (“Post-Effective Amendment No. 36”).

ITEM 17.	UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other terms of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The registrant hereby undertakes to file, by post-effective amendment, the final opinion of Dechert LLP supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 31st day of May, 2007.

LEGG MASON PARTNERS CALIFORNIA MUNICIPALS FUND, INC.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chairman of the Board, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:

	SIGNATURE	TITLE	DATE

	/s/ R. Jay Gerken	Chairman of the Board, President and	May 31, 2007
	R. Jay Gerken	Chief Executive Officer

	/s/ Kaprel Ozsolak	Treasurer (Chief Financial and	May 31, 2007
	Kaprel Ozsolak	Accounting Officer)

	/s/ Dwight B. Crane*	Director	May 31, 2007
Dwight B. Crane

	/s/ Burt N. Dorsett*	Director	May 31, 2007
Burt N. Dorsett

	/s/ Elliot S. Jaffe*	Director	May 31, 2007
Elliot S. Jaffe

	/s/ Stephen E. Kaufman*	Director	May 31, 2007
Stephen E. Kaufman

	/s/ Cornelius C. Rose*	Director	May 31, 2007
Cornelius C. Rose

*By:	/s/ R. Jay Gerken
R. Jay Gerken, Attorney-in-Fact

EXHIBIT INDEX

EXHIBIT NO.	EXHIBITS
12	Final opinion of Dechert LLP supporting the tax matters and consequences to shareholders